Financial instruments and risk management (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Financial Instruments - Classification

	Note	09/30/2025	12/31/2024
Assets
Amortized cost
Cash and cash equivalents	5	15,838,866	9,018,818
Trade accounts receivable	7	6,129,481	9,132,860
Other assets (1)		637,949	628,275
		22,606,296	18,779,953
Fair value through other comprehensive income
Investments	14.1	962,341	1,138,066
		962,341	1,138,066
Fair value through profit or loss
Derivative financial instruments	4.5.1	8,116,404	3,887,100
Marketable securities	6	8,051,784	13,363,511
		16,168,188	17,250,611
		39,736,825	37,168,630
Liabilities
Amortized cost
Trade accounts payable	17	5,428,821	6,033,285
Loans, financing and debentures	18.1	92,962,205	101,435,531
Lease liabilities	19.2	6,845,742	6,972,915
Liabilities for assets acquisitions and subsidiaries	23	96,801	120,490
Dividends and interests on own capital payable		1,992	2,200,917
Other liabilities (1)		90,670	143,330
		105,426,231	116,906,468
Fair value through profit or loss
Derivative financial instruments	4.6	7,623,291	10,454,820
		7,623,291	10,454,820
		113,049,522	127,361,288
		73,312,697	90,192,658

Financial Instruments - Fair Value

	Yield used to discount/methodology	09/30/2025	12/31/2024
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	42,756,587	48,734,909
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	19,409,883	22,740,891
Assets Financing	SOFR	300,405	422,115
IFC - International Finance Corporation	SOFR	5,437,090	6,261,715
ECA - Export Credit Agency	SOFR	1,975,509	864,202
Panda Bonds - CNY	Fixed	908,265	951,125
In local currency
BNDES – TJLP	DI 1	113,687	171,109
BNDES – TLP	DI 1	3,841,771	3,275,012
BNDES – TR	DI 1	45,234	33,466
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	582,277	645,139
BNDES – UMBNDES	DI 2	249,135	106,966
Assets Financing	DI 1	53,062	60,566
Debentures	DI 1/IPCA	11,072,428	12,002,992
NCE (“Export Credit Notes”)	DI 1	106,315	108,308
NCR (“Rural Credit Notes”)	DI 1	5,294,223	2,424,457
CPR ("Rural Product Note")	DI 1	1,404,472
ECO INVEST – Agroindustrial Credit	DI 1	346,764
		93,897,107	98,802,972

Financial Instrument - Liquidity risk

						09/30/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,428,821	5,428,821	5,428,821
Loans, financing and debentures	92,962,205	134,723,594	7,630,901	15,055,057	44,536,979	67,500,657
Lease liabilities	6,845,742	12,839,183	2,327,478	1,201,940	3,104,433	6,205,332
Liabilities for asset acquisitions and subsidiaries	96,801	112,326	19,239	18,359	74,728
Derivative financial instruments	7,623,291	12,250,436	1,086,093	809,876	2,883,123	7,471,344
Dividends and interests on own capital payable	1,992	1,992	1,992
Other liabilities	90,670	90,670	45,995	44,675
	113,049,522	165,447,022	16,540,519	17,129,907	50,599,263	81,177,333

						12/31/2024
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	6,033,285	6,033,285	6,033,285
Loans, financing and debentures	101,435,531	142,028,543	13,599,011	14,235,170	50,858,667	63,335,695
Lease liabilities	6,972,915	12,099,294	1,302,590	1,176,832	3,094,493	6,525,379
Liabilities for asset acquisitions and subsidiaries	120,490	146,082	23,425	22,400	100,257
Derivative financial instruments	10,454,820	13,878,150	1,676,180	957,540	1,489,357	9,755,073
Dividends and interests on own capital payable	2,200,917	2,200,917	2,200,917
Other liabilities	143,330	143,330	60,892	82,438
	127,361,288	176,529,601	24,896,300	16,474,380	55,542,774	79,616,147

Financial Instruments - Exchange rate risk management

	09/30/2025	12/31/2024
Assets
Cash and cash equivalents	14,607,009	6,496,039
Marketable securities	807,263	70,255
Trade accounts receivable	4,497,967	7,090,160
Derivative financial instruments	4,987,686	3,887,100
	24,899,925	17,543,554
Liabilities
Trade accounts payable	(1,067,725)	(1,350,763)
Loans and financing	(69,042,086)	(83,004,915)
Liabilities for asset acquisitions and subsidiaries	(68,670)	(93,308)
Derivative financial instruments	(3,857,874)	(10,448,379)
	(74,036,355)	(94,897,365)
	(49,136,430)	(77,353,811)

Financial Instruments - sensitivity analysis

	09/30/2025
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)
Cash and cash equivalents	14,607,009	3,651,752	7,303,505
Marketable securities	807,263	201,816	403,632
Trade accounts receivable	4,497,967	1,124,492	2,248,984
Trade accounts payable	(1,067,725)	(266,931)	(533,863)
Loans and financing	(69,042,086)	(17,260,522)	(34,521,043)
Liabilities for asset acquisitions and subsidiaries	(68,670)	(17,168)	(34,335)

	09/30/2025
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	99,383	(24,312)	(51,222)

Financial Instruments - Sensitivity analysis foreign exchange - derivative

	09/30/2025
		Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%
Dollar/Real
Derivative financial instruments
Derivative options	1,075,688	(5,104,632)	(12,077,754)
Derivative swaps	(710,040)	(3,218,272)	(6,517,850)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	28,442	(116,280)	(232,553)
Embedded derivatives	99,383	(174,998)	(349,995)
Commodity Derivatives	(352)	(187)	(296)

Dollar/CNY
Derivative financial instruments
NDF parity derivatives	(7)	(2)	(4)

	Notional value, net in U.S.$		Fair value in R$
	09/30/2025	12/31/2024	09/30/2025	12/31/2024
Instruments as part of cash flow protection strategy
Cash flow hedge
Zero Cost Collar	5,962,800	6,852,200	1,075,688	(4,328,970)
NDF (R$ x US$)	90,000	581,000	28,442	(331,876)
NDF (CNY x US$)	1,500		(7)

Debt hedges
Swap SOFR x Fixed (US$)	2,015,371	1,973,705	132,462	394,129
Swap IPCA x CDI (notional in Brazilian Reais)	10,137,136	8,128,395	(788,468)	(825,899)
Swap CNY x Fixed (US$)	165,815	165,815	(2,687)	(6,440)
Swap CDI x Fixed (US$)	1,607,213	909,612	(25,130)	(776,261)
Pre-fixed Swap to CDI (notional in Brazilian Reais)	2,400,000		26,605
Swap CDI x SOFR (US$)	660,171	610,171	(52,823)	(590,764)
Swap SOFR x SOFR (US$)		150,961		(37,850)

Commodity Hedge
Swap US$ e US-CPI (1)	153,273	138,439	99,383	(80,759)
Zero Cost Collar (Brent)	252,089	163,941	1,285	6,097
Swap VLSFO/Brent	5,888	39,706	(1,637)	10,873
			493,113	(6,567,720)

Current assets			1,363,240	1,006,427
Non-current assets			6,753,164	2,880,673
Current liabilities			(1,188,743)	(2,760,273)
Non-current liabilities			(6,434,548)	(7,694,547)
			493,113	(6,567,720)

Financial Instruments - Fair Value Maturity

	09/30/2025	12/31/2024
2025	176,214	(1,753,846)
2026	448,898	(1,699,768)
2027	741,124	(36,905)
2028 onwards	(873,123)	(3,077,201)
	493,113	(6,567,720)

Financial Instruments - Outstanding assets and liabilities

		Notional value		Fair value in R$
	Currency	09/30/2025	12/31/2024	09/30/2025	12/31/2024
Debt hedges
Assets
Swap CDI to Fixed	R$	8,579,548	4,748,394	2,213,625	1,482,759
Swap SOFR to Fixed	US$	2,015,371	1,973,705	291,321	424,824
Swap IPCA to CDI	R$	10,657,886	8,382,699	1,382,291	927,586
Pre-fixed Swap to CDI	R$	2,400,000		1,518,808
Swap CDI to SOFR	R$	3,399,600	3,117,625	981,679	754,173
Swap CNY to Fixed	CNY	1,200,000	1,200,000	28,453
Swap SOFR to SOFR	US$		150,961		4,949
				6,416,177	3,594,291
Liabilities
Swap CDI to Fixed	US$	1,607,213	909,612	(2,238,755)	(2,259,020)
Swap SOFR to Fixed	US$	2,015,371	1,973,705	(158,858)	(30,695)
Swap IPCA to CDI	R$	10,137,136	8,128,395	(2,170,759)	(1,753,485)
Pre-fixed Swap to CDI	R$	2,400,000		(1,492,203)
Swap CDI to SOFR	US$	660,171	610,171	(1,034,502)	(1,344,937)
Swap CNY to Fixed	US$	165,815	165,815	(31,140)	(6,440)
Swap SOFR to SOFR	US$		150,961		(42,799)
				(7,126,217)	(5,437,376)
				(710,040)	(1,843,085)
Cash flow hedge
Zero Cost Collar (US$ x R$)	US$	5,962,800	6,852,200	1,075,688	(4,328,970)
NDF (R$ x US$)	US$	90,000	581,000	28,442	(331,876)
NDF (CNY x US$)	US$	1,500		(7)
				1,104,123	(4,660,846)
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	153,273	138,439	99,383	(80,759)
Zero Cost Collar (Brent)	US$	252,089	163,941	1,285	6,097
Swap VLSFO/Brent	US$	5,888	39,706	(1,638)	10,873
				99,030	(63,789)
				493,113	(6,567,720)

Financial Instruments - Fair Value Settled

	09/30/2025	12/31/2024
Cash flow hedge
Zero Cost Collar (R$ x US$)	6,513	645,759
NDF (R$ x US$)	(15,388)	(68,695)
NDF (€ x US$)	(26)	73,781
	(8,901)	650,845

Commodity Hedge	6,303	89,327
Swap VLSFO/other	6,303	89,327

Debt hedges
Swap CDI to Fixed (US$)	265,568	(1,635,058)
Swap IPCA to CDI (Brazilian Reais)	(200,007)	(59,243)
Swap Pre-Fixed to US$		(221,462)
Swap SOFR to SOFR (US$)	1,504	2,199
Swap CDI to SOFR (US$)	120,515	19,074
Swap SOFR to Fixed (US$)	185,807	603,737
	373,387	(1,290,753)
	370,789	(550,581)

Financial Instruments - Fair Value Hierarchy

				09/30/2025
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		8,116,404		8,116,404
Marketable securities	1,255,594	6,796,190		8,051,784
	1,255,594	14,912,594		16,168,188
At fair value through other comprehensive income
Other investments (note 14.1)	928,747		33,594	962,341
	928,747		33,594	962,341

Biological assets			24,445,461	24,445,461
			24,445,461	24,445,461
Total assets	2,184,341	14,912,594	24,479,055	41,575,990

Liabilities
At fair value through profit or loss
Derivative financial instruments		7,623,291		7,623,291
		7,623,291		7,623,291
		7,623,291		7,623,291

				12/31/2024
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		3,887,100		3,887,100
Marketable securities	1,203,776	12,159,735		13,363,511
	1,203,776	16,046,835		17,250,611

At fair value through other comprehensive income
Other investments - (note 14.1)			38,196	1,138,066
	1,099,870		38,196	1,138,066

Biological assets			22,283,001	22,283,001
			22,283,001	22,283,001
Total assets	2,303,646	16,046,835	22,321,197	40,671,678

Liabilities
At fair value through profit or loss
Derivative financial instruments		10,454,820		10,454,820
		10,454,820		10,454,820
Total liabilities		10,454,820		10,454,820

Interest rate risk [member] | Financial instruments, excluding derivatives
Disclosure of detailed information about financial instruments [line items]
Financial Instruments - sensitivity analysis

	09/30/2025
		Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	1,121,685	41,783	83,566
Marketable securities	5,374,880	200,214	400,428
Loans and financing	8,982,744	334,607	669,214
TJLP
Loans and financing	122,763	2,750	5,500
SOFR
Loans and financing	25,368,450	268,906	537,811

Interest rate risk [member] | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial Instruments - sensitivity analysis

	09/30/2025
		Effect on profit or loss
	Probable	Probable 25%	Remote 50%
CDI
Derivative financial instruments
Liabilities
Derivative options	1,075,688	(505,856)	(951,432)
Derivative swaps	(710,040)	(644,348)	(1,182,728)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(710,040)	(119,894)	(233,105)